ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
	US$’000	US$’000

Accounts receivable – third parties	7,771	6,322
Accounts receivable – related parties	133	732

Total accounts receivable	7,904	7,054
Less: Allowance for expected credit loss	(891)	(873)

Accounts receivable, net	7,013	6,181

Allowance for expected credit loss movement:

Beginning of the financial year	873	403
Add: Provision for estimated credit losses	145	532
Less: Estimated credit losses no longer required	(12)	(58)
Less: Written off of accounts receivables	(145)	-
Add/(Less): Currency translation differences	30	(4)

End of the financial year	891	873